Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Restricted Assets
a)	Cash and Government Securities

	12.31.19	12.31.18
For transactions in ROFEX	1,309,372	583,034
For repurchase transactions	—	899,352
For debit / credit cards transactions	2,264,694	3,309,804
For attachments	9,410	325
Liquid offsetting entry required to operate as CNV agent	10,754	31,397
For contribution to M.A.E.’ s Joint Guarantee Fund ( Fondo de Garantía Mancomunada )	89,850	400,287
Collateral of the Inter-American Development Bank’s credit line	—	130,861
Guarantees for the Regional Economies Competitiveness Program (PROCER, as per its initials in Spanish)	326,814	254,846
For other transactions	14,921	18,388

b)	Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.19	12.31.18
Escrow Accounts	7,525,500	7,981,085

c)	Deposits in favor of the Argentine Central Bank

	12.31.19	12.31.18
Unavailable deposits due to exchange transactions	533	820

d)	Equity Investments
The account “Equity Investments” includes 1,222,406
non-transferable
non-endorsable
registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.

e)	Contributions to Garantizar S.G.R.’s Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner of Garantizar S.G.R.’s Risk Fund, is committed to maintaining the contributions made to the fund for two (2) years.

	12.31.19	12.31.18
Contributions to the Fund	990,000	599,946

f)	Guarantees Granted for Direct Obligations
Galicia Valores S.A.

	12.31.19	12.31.18
Liquid offsetting entry required to operate as CNV agents	16,713	14,719
Guarantees linked to surety bonds	1,000	—
Tarjeta Naranja S.A.

	12.31.19	12.31.18
Attachments arising from judicial cases	2,341	2,774
Guarantees linked to rental contracts	6,764	7,681
Galicia Administradora de Fondos S.A.

	12.31.19	12.31.18
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV (*)	10,139	13,991

(*)	As of December 31, 2019, it corresponds to 1,480,660 shares of Fima Premium Class “B” Mutual Fund.

	12.31.19	12.31.18
Total Restricted Assets	12,578,805	14,249,310

Summary of Trust Activities
a)	Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (1)
04.17.12	Exxon Mobil	8,208	04.19.21
09.12.14	Port Workers Cooperative	1,156	09.12.20
04.14.16	Rios Belt	172	12.31.20
05.24.17	MSU	155	07.29.20

Total		9,691

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.

b)	Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	Gas I	102,053	12.31.20
05.14.09	Gas II	6,784,669	12.31.22
02.10.11	Cag S.A.	389	12.31.20
06.08.11	Mila III	12,208	12.31.20
09.01.11	Mila IV	792	12.31.20
09.14.11	Cag S.A. II	607	12.31.20
02.13.14	Mila V	5	12.31.20
06.06.14	Mila VI	5	12.31.20
06.18.14	Red Surcos II	1,356	12.31.20
10.03.14	Mila VII	5	01.20.21
01.13.15	Red Surcos III	767	12.31.20
01.27.15	Mila VIII	5	12.31.20
05.18.15	Mila IX	260	09.15.21
08.24.15	Mila X	5	12.20.21
10.30.15	Mila XI	5	01.15.22
01.14.16	Mila XII	272	11.15.21
02.05.16	Red Surcos IV	870	12.31.20
05.13.16	Mila XIII	387	09.15.22
09.01.16	Mila XIV	387	01.31.23
10.27.16	Mila XV	5,890	03.31.23
01.10.17	Mila XVI	387	06.30.23
02.24.17	Mila XVII	18,758	09.30.23
06.12.17	Mila XVIII	23,559	01.31.24
10.27.17	Mila XIX	47	05.31.24
02.16.18	Mila XX	141	09.30.24

Totals		6,953,829

(*)	Estimated date, since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.19	12.31.18
FIMA Acciones	403,081	504,763
FIMA P.B. Acciones	691,359	1,105,180
FIMA Renta en pesos	234,565	377,402
FIMA Ahorro pesos	2,664,049	15,217,061
FIMA Renta Plus	147,607	223,531
FIMA Premium	68,786,916	45,343,287
FIMA Ahorro Plus	2,731,723	15,333,412
FIMA Capital Plus	113,239	315,463
FIMA Abierto PyMES	584,054	481,169
FIMA Mix I	57,114	10,285
FIMA Renta Dólares I (*)	1,659,818	11,342,465
FIMA Renta Dólares II (*)	543,510	2,390,960
FIMA Renta Fija Internacional	2,009,672	297,847
FIMA Acciones Latinoamericanas Dólares (*)	93,177	20,124

Total	80,719,884	92,962,949

(*)	Stated at the reference exchange rate of the U.S. Dollar set by the Argentine Central Bank. See Note 1.6.(b).

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2019, the balances recorded as computable items are as follows:

	Currency			Government Securities
Item	Ps.	USD	Euros (*)	Ps.	USD
Checking Accounts held in Argentine Central Bank	29,950,825	745,161	28	—	—
Escrow Accounts held in Argentine Central Bank	6,680,980	14,100	—	—	—
National Treasury Bonds in Argentine Pesos at Fixed Rate, maturity November 2020	10,615,788	—	—	—	—
Liquidity Bills	14,732,766	—	—	—	—
Sub-accounts 60 Minimum Cash in Settlement Central Office (Central de Registro de Liquidación, CRYL) of Government Securities and Debt Instruments Issued by the Argentine Central Bank	—	—	—	68,000	1,431

Total for integration Minimum Cash	61,980,359	759,261	28	68,000	1,431

(*)	Stated in thousands of USD.

Schedule of Shareholders' Equity
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.19
Share Capital	1,426,765
Additional paid in Capital	10,951,132
Adjustments to Shareholders’ equity	278,131
Legal reserve	340,979
Distributable reserves	37,530,232
Non distributable reserves	2,970,193
Profit for the year	41,557,118

Total Shareholder’s equity under the rules of the Argentine Central Bank	95,054,550

Schedule of Plan for Distribution of Profit
Plan for the distribution of profits under the rules of the Argentine Central Bank comprise the following captions:

12.31.19
Distributable Income (1)	79,087,350
Legal reserve	—
Distributable Balance	79,087,350
Distributable Income
To Optional Reserve for developing new businesses and supporting investees	37,557,118
To Optional Reserve for Future Distribution of Profits (2)	4,000,000

Appropriated Retained Earnings	37,530,232

(1)	It includes Retained Earnings, plus Discretionary Reserve, less purchase of minority interest.
(2)
According to the provisions of Communiqué “A” 6618, such reserve, which includes the amount of income resulting from the first-time application of IFRS, shall be set at the first Shareholders’ Meeting to be held after fiscal year-end.

Due to the regulations recently passed by the Argentine Central Bank within the framework of the measures taken by the government to respond to the
COVID-19,
the capacity of the Argentine financial system to pay cash dividends has been suspended until June 30, 2020.